Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Disclosure of detailed information on earnings per share

Basic and diluted earnings per share
	Half-year to1
	30 Jun 2023			30 Jun 2022
	Profit	Number of shares	Amount per share	Profit	Number of shares	Amount per share
	$m	(millions)	$	$m	(millions)	$
Basic[2]	16,966	19,693	0.86	7,966	19,954	0.40
Effect of dilutive potential ordinary shares		136			131
Diluted[2]	16,966	19,829	0.86	7,966	20,085	0.40
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
2Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).